INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Mar. 31, 2014
Operating expenses
Accounting and audit fees					$ 136,758	$ 139,761	$ 798,872
Bank charges and interest					4,397	5,963	46,704
Consulting fees					271,898	1,155,366	12,015,989
Insurance					16,125	10,844	75,121
Investor relations					128,575	108,138	960,282
Legal fees					176,318	142,923	846,343
General and administrative	903,015	126,551	1,207,443	415,415	4,019	9,147	151,703	18,406,207
Registration and filing fees					33,634	26,794	188,032
Rent and administration					12,000	0	236,670
Research and development	118,152	560	123,332	127,563	263,847	2,653,860	12,822,796	12,946,128
Salaries and wages					1,067,294	0	1,067,294
Travel					19,695	66,837	760,850
Website design and maintenance					2,231	0	30,648
Total operating expenses	(1,021,167)	(127,111)	(1,330,775)	(542,978)	(2,137,367)	(4,321,491)	(30,021,560)	(31,352,335)
Other income (expenses)
Interest and finance expenses, net	(5,079)	(16,558)	(8,366)	(26,783)	(51,341)	(138,341)	(677,362)	(685,728)
Accretion of debt discounts	(1,011)	0	(1,011)	0	0	(98,081)	(2,174,661)	(2,175,672)
Change in fair value of derivative financial instruments	0	0	683,000	0	15,000	67,500	(448,274)	234,726
Debt conversion expense	0	0	0	0	0	0	(504,160)	(504,160)
Loss on settlement of accounts payable	0	0	0	0	(976,880)	0	(1,754,933)	(1,754,933)
Loss on extinguishment of debt	0	0	0	0	(495,328)	(3,829,333)	(5,010,868)	(5,010,868)
Foreign exchange gain (loss)	8,397	37,569	(3,071)	10,144	(54,130)	18,041	(62,350)	(65,421)
Total other income (expenses), net	2,307	21,011	670,552	(16,639)				(9,962,056)
Net loss and comprehensive loss for the period	$ (1,018,860)	$ (106,100)	$ (660,223)	$ (559,617)	$ (3,700,046)	$ (8,301,705)	$ (40,654,168)	$ (41,314,391)
Loss per share
Basic	$ (0.03)	$ 0.00	$ (0.02)	$ (0.02)
Diluted	$ (0.03)	$ 0.00	$ (0.04)	$ (0.02)	$ (0.12)	$ (0.29)
Weighted average number of shares outstanding
Basic	37,881,209	30,240,687	37,680,823	30,240,687
Diluted	37,881,209	30,240,687	37,680,823	30,240,687	31,908,441	28,168,784